Schedule of Investments (unaudited) June 30, 2019	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.5%
Arconic Inc.	294,133	$7,594,514
Boeing Co. (The)	391,146	142,381,055
BWX Technologies Inc.	72,593	3,782,095
Curtiss-Wright Corp.(a)	32,009	4,069,304
General Dynamics Corp.	188,281	34,233,251
HEICO Corp.	29,504	3,947,930
HEICO Corp., Class A	56,035	5,792,338
Hexcel Corp.	62,960	5,092,205
Huntington Ingalls Industries Inc.	29,980	6,737,705
L3 Technologies Inc.	58,480	14,337,542
L3Harris Technologies Inc.	87,460	16,541,310
Lockheed Martin Corp.	182,706	66,420,939
Northrop Grumman Corp.	116,507	37,644,577
Raytheon Co.	206,647	35,931,780
Spirit AeroSystems Holdings Inc., Class A	77,553	6,310,488
Teledyne Technologies Inc.(b)	25,861	7,082,552
Textron Inc.	171,833	9,114,022
TransDigm Group Inc.(b)	35,974	17,404,221
United Technologies Corp.	598,877	77,973,785

		502,391,613

Air Freight & Logistics — 0.5%
CH Robinson Worldwide Inc.	100,808	8,503,155
Expeditors International of Washington Inc.	126,550	9,600,083
FedEx Corp.	178,081	29,239,119
United Parcel Service Inc., Class B	515,978	53,285,048
XPO Logistics Inc.(a)(b)	67,574	3,906,453

		104,533,858

Airlines — 0.4%
Alaska Air Group Inc.	87,459	5,589,505
American Airlines Group Inc.	294,163	9,592,655
Copa Holdings SA, Class A, NVS	23,986	2,340,314
Delta Air Lines Inc.	430,335	24,421,511
JetBlue Airways Corp.(b)	220,392	4,075,048
Southwest Airlines Co.	360,305	18,296,288
United Continental Holdings Inc.(b)	177,702	15,557,810

		79,873,131

Auto Components — 0.2%
Aptiv PLC	189,969	15,355,194
BorgWarner Inc.	152,173	6,388,223
Gentex Corp.	195,211	4,804,143
Goodyear Tire & Rubber Co. (The)	173,851	2,659,920
Lear Corp.	45,760	6,372,995

		35,580,475

Automobiles — 0.5%
Ford Motor Co.	2,894,069	29,606,326
General Motors Co.	916,597	35,316,482
Harley-Davidson Inc.	116,940	4,189,960
Tesla Inc.(a)(b)	103,805	23,196,265
Thor Industries Inc.	37,738	2,205,786

		94,514,819

Banks — 5.3%
Associated Banc-Corp.	123,188	2,604,194
Bank of America Corp.	6,356,848	184,348,592
Bank of Hawaii Corp.	30,541	2,532,154
Bank OZK	90,816	2,732,653
BankUnited Inc.	70,156	2,367,063
BB&T Corp.	567,758	27,893,951

Security	Shares	Value

Banks (continued)
BOK Financial Corp.	23,407	$1,766,760
CIT Group Inc.	73,680	3,871,147
Citigroup Inc.	1,708,125	119,619,994
Citizens Financial Group Inc.	338,005	11,951,857
Comerica Inc.	113,245	8,226,117
Commerce Bancshares Inc.	74,650	4,453,619
Cullen/Frost Bankers Inc.	41,190	3,857,855
East West Bancorp. Inc.	106,303	4,971,791
Fifth Third Bancorp.	541,257	15,101,070
First Citizens BancShares Inc./NC, Class A	5,821	2,621,022
First Hawaiian Inc.	97,014	2,509,752
First Horizon National Corp.	235,803	3,520,539
First Republic Bank/CA(a)	122,653	11,977,065
FNB Corp.	231,450	2,724,167
Huntington Bancshares Inc./OH	775,417	10,716,263
JPMorgan Chase & Co.	2,383,626	266,489,387
KeyCorp.	744,826	13,220,662
M&T Bank Corp.	100,547	17,100,028
PacWest Bancorp.	89,780	3,486,157
People’s United Financial Inc.	285,918	4,797,704
Pinnacle Financial Partners Inc.	55,265	3,176,632
PNC Financial Services Group Inc. (The)	333,115	45,730,027
Popular Inc.	72,877	3,952,848
Prosperity Bancshares Inc.	47,834	3,159,436
Regions Financial Corp.	759,757	11,350,770
Signature Bank/New York NY	38,136	4,608,354
Sterling Bancorp./DE	152,488	3,244,945
SunTrust Banks Inc.	327,340	20,573,319
SVB Financial Group(b)	38,305	8,602,920
Synovus Financial Corp.	110,938	3,882,830
TCF Financial Corp.	119,169	2,477,524
Texas Capital Bancshares Inc.(b)	35,883	2,202,140
U.S. Bancorp.	1,068,061	55,966,396
Umpqua Holdings Corp.	159,977	2,654,018
Webster Financial Corp.	69,273	3,309,171
Wells Fargo & Co.	2,992,755	141,617,167
Western Alliance Bancorp.(a)(b)	73,032	3,265,991
Wintrust Financial Corp.	40,797	2,984,709
Zions Bancorp. N.A.	136,610	6,281,328

		1,064,502,088

Beverages — 1.7%
Brown-Forman Corp., Class A	39,102	2,150,610
Brown-Forman Corp., Class B, NVS	126,827	7,030,021
Coca-Cola Co. (The)	2,832,960	144,254,323
Constellation Brands Inc., Class A	117,037	23,049,267
Keurig Dr Pepper Inc.	150,527	4,350,230
Molson Coors Brewing Co., Class B	129,556	7,255,136
Monster Beverage Corp.(b)	285,207	18,204,763
PepsiCo Inc.	1,035,118	135,735,023

		342,029,373

Biotechnology — 2.3%
AbbVie Inc.	1,092,783	79,467,180
Agios Pharmaceuticals Inc.(a)(b)	36,719	1,831,544
Alexion Pharmaceuticals Inc.(b)	158,942	20,818,223
Alkermes PLC(b)	113,680	2,562,347
Alnylam Pharmaceuticals Inc.(a)(b)	78,160	5,671,290
Amgen Inc.	450,654	83,046,519
Biogen Inc.(b)	142,879	33,415,112
BioMarin Pharmaceutical Inc.(b)	130,000	11,134,500

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Bluebird Bio Inc.(a)(b)	40,235	$5,117,892
Celgene Corp.(b)	519,763	48,046,892
Exact Sciences Corp.(b)	94,276	11,128,339
Exelixis Inc.(a)(b)	217,023	4,637,782
Gilead Sciences Inc.	942,631	63,684,150
Incyte Corp.(b)	128,860	10,947,946
Ionis Pharmaceuticals Inc.(b)	92,383	5,937,455
Moderna Inc.(b)	19,435	284,528
Neurocrine Biosciences Inc.(a)(b)	66,285	5,596,443
Regeneron Pharmaceuticals Inc.(b)	60,381	18,899,253
Sage Therapeutics Inc.(a)(b)	37,194	6,809,849
Sarepta Therapeutics Inc.(a)(b)	52,044	7,908,086
Seattle Genetics Inc.(a)(b)	81,119	5,614,246
United Therapeutics Corp.(b)	31,275	2,441,327
Vertex Pharmaceuticals Inc.(b)	189,399	34,731,989

		469,732,892

Building Products — 0.4%
Allegion PLC	70,572	7,801,735
AO Smith Corp.	104,557	4,930,908
Armstrong World Industries Inc.	36,071	3,506,101
Fortune Brands Home & Security Inc.	102,831	5,874,735
Johnson Controls International PLC	663,436	27,406,541
Lennox International Inc.	26,577	7,308,675
Masco Corp.	215,720	8,464,853
Owens Corning	79,820	4,645,524
Resideo Technologies Inc.(b)	91,691	2,009,867

		71,948,939

Capital Markets — 2.6%
Affiliated Managers Group Inc.	39,349	3,625,617
Ameriprise Financial Inc.	98,718	14,329,905
Bank of New York Mellon Corp. (The)	629,129	27,776,045
BGC Partners Inc., Class A	190,234	994,924
BlackRock Inc.(c)	87,500	41,063,750
Cboe Global Markets Inc.	82,755	8,575,901
Charles Schwab Corp. (The)	883,652	35,513,974
CME Group Inc.	261,158	50,693,379
E*TRADE Financial Corp.	181,507	8,095,212
Eaton Vance Corp., NVS	85,023	3,667,042
Evercore Inc., Class A	29,216	2,587,661
FactSet Research Systems Inc.	27,635	7,919,086
Franklin Resources Inc.	207,655	7,226,394
Goldman Sachs Group Inc. (The)	243,177	49,754,014
Interactive Brokers Group Inc., Class A	55,404	3,002,897
Intercontinental Exchange Inc.	410,908	35,313,434
Invesco Ltd.	295,800	6,052,068
Janus Henderson Group PLC	68,702	1,470,223
Lazard Ltd., Class A	78,937	2,714,643
Legg Mason Inc.	63,514	2,431,316
LPL Financial Holdings Inc.	62,214	5,074,796
MarketAxess Holdings Inc.	26,628	8,558,772
Moody’s Corp.	121,337	23,698,329
Morgan Stanley	897,915	39,337,656
Morningstar Inc.	13,289	1,922,121
MSCI Inc.	60,715	14,498,135
Nasdaq Inc.	85,407	8,213,591
Northern Trust Corp.	149,820	13,483,800
Raymond James Financial Inc.	93,513	7,906,524
S&P Global Inc.	181,734	41,397,188
SEI Investments Co.	96,229	5,398,447

Security	Shares	Value

Capital Markets (continued)
State Street Corp.	274,911	$15,411,511
T Rowe Price Group Inc.	171,494	18,814,607
TD Ameritrade Holding Corp.	201,091	10,038,463
Virtu Financial Inc., Class A	28,681	624,672

		527,186,097

Chemicals — 2.0%
Air Products & Chemicals Inc.	162,550	36,796,444
Albemarle Corp.	78,483	5,525,988
Ashland Global Holdings Inc.	46,616	3,727,882
Axalta Coating Systems Ltd.(b)	152,702	4,545,939
Cabot Corp.	43,436	2,072,332
Celanese Corp.	94,119	10,146,028
CF Industries Holdings Inc.	162,866	7,607,471
Chemours Co. (The)	124,693	2,992,632
Corteva Inc.(b)	559,211	16,535,869
Dow Inc.(b)	553,170	27,276,813
DuPont de Nemours Inc.	553,810	41,574,517
Eastman Chemical Co.	102,386	7,968,702
Ecolab Inc.	186,237	36,770,633
Element Solutions Inc.(a)(b)	160,943	1,664,151
FMC Corp.	96,915	8,039,099
Huntsman Corp.	158,319	3,236,040
International Flavors & Fragrances Inc.	78,754	11,426,418
Linde PLC	401,019	80,524,615
LyondellBasell Industries NV, Class A	216,889	18,680,650
Mosaic Co. (The)	257,396	6,442,622
NewMarket Corp.	5,377	2,155,854
Olin Corp.	125,863	2,757,658
PPG Industries Inc.	174,164	20,326,680
RPM International Inc.	96,052	5,869,738
Scotts Miracle-Gro Co. (The)	29,978	2,952,833
Sherwin-Williams Co. (The)	61,468	28,170,170
Valvoline Inc.	137,484	2,685,063
Westlake Chemical Corp.	27,271	1,894,244
WR Grace & Co.	42,139	3,207,199

		403,574,284

Commercial Services & Supplies — 0.5%
ADT Inc.(a)	77,117	471,952
Cintas Corp.	62,927	14,931,948
Clean Harbors Inc.(b)	37,334	2,654,447
Copart Inc.(b)	145,679	10,888,048
IAA Inc.(b)	98,941	3,836,932
KAR Auction Services Inc.	98,941	2,473,525
Republic Services Inc.	157,262	13,625,180
Rollins Inc.	107,568	3,858,464
Stericycle Inc.(a)(b)	62,049	2,962,840
Waste Management Inc.	314,326	36,263,791

		91,967,127

Communications Equipment — 1.2%
Arista Networks Inc.(a)(b)	43,740	11,355,779
Ciena Corp.(b)	114,232	4,698,362
Cisco Systems Inc.	3,255,804	178,190,153
CommScope Holding Co. Inc.(a)(b)	137,666	2,165,486
EchoStar Corp., Class A(a)(b)	35,192	1,559,709
F5 Networks Inc.(b)	43,684	6,361,701
Juniper Networks Inc.	251,838	6,706,446
Motorola Solutions Inc.	121,516	20,260,363
Ubiquiti Networks Inc.	11,065	1,455,048

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
ViaSat Inc.(b)	41,008	$3,314,267

		236,067,314

Construction & Engineering — 0.1%
AECOM(a)(b)	113,479	4,295,180
Fluor Corp.	101,785	3,429,137
Jacobs Engineering Group Inc.	97,285	8,209,881
Quanta Services Inc.	108,192	4,131,852
Valmont Industries Inc.	15,843	2,009,051

		22,075,101

Construction Materials — 0.1%
Eagle Materials Inc.	33,065	3,065,126
Martin Marietta Materials Inc.	46,186	10,627,860
Vulcan Materials Co.	97,582	13,398,984

		27,091,970

Consumer Finance — 0.8%
Ally Financial Inc.	298,021	9,235,671
American Express Co.	505,486	62,397,192
Capital One Financial Corp.	345,459	31,346,950
Credit Acceptance Corp.(b)	8,094	3,916,120
Discover Financial Services	238,555	18,509,482
Navient Corp.	155,177	2,118,166
OneMain Holdings Inc.	48,072	1,625,314
Santander Consumer USA Holdings Inc.	84,373	2,021,577
SLM Corp.	323,507	3,144,488
Synchrony Financial	508,299	17,622,726

		151,937,686

Containers & Packaging — 0.4%
AptarGroup Inc.	46,116	5,734,063
Ardagh Group SA	13,416	234,780
Avery Dennison Corp.	63,256	7,317,454
Ball Corp.	243,848	17,066,922
Berry Global Group Inc.(b)	96,970	5,099,652
Crown Holdings Inc.(b)	96,646	5,905,071
Graphic Packaging Holding Co.	225,437	3,151,609
International Paper Co.	293,161	12,699,735
Owens-Illinois Inc.	115,672	1,997,655
Packaging Corp. of America	68,443	6,523,987
Sealed Air Corp.	117,011	5,005,731
Silgan Holdings Inc.	58,477	1,789,396
Sonoco Products Co.	71,204	4,652,469
Westrock Co.	184,231	6,718,905

		83,897,429

Distributors — 0.1%
Genuine Parts Co.	105,167	10,893,198
LKQ Corp.(b)	232,502	6,186,878
Pool Corp.	28,576	5,458,016

		22,538,092

Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions Inc.(a)(b)	41,742	6,297,616
frontdoor Inc.(b)	61,083	2,660,165
Graham Holdings Co., Class B	3,113	2,148,063
Grand Canyon Education Inc.(a)(b)	34,360	4,020,807
H&R Block Inc.	153,199	4,488,731
Service Corp. International/U.S.	129,499	6,057,963
ServiceMaster Global Holdings Inc.(a)(b)	99,664	5,191,498

		30,864,843

Diversified Financial Services — 1.6%
AXA Equitable Holdings Inc.	216,977	4,534,819

Security	Shares	Value

Diversified Financial Services (continued)
Berkshire Hathaway Inc., Class B(b)	1,445,639	$308,166,866
Jefferies Financial Group Inc.	189,591	3,645,835
Voya Financial Inc.	106,010	5,862,353

		322,209,873

Diversified Telecommunication Services — 1.9%
AT&T Inc.	5,395,393	180,799,619
CenturyLink Inc.	803,577	9,450,066
GCI Liberty Inc., Class A(a)(b)	74,170	4,558,488
Verizon Communications Inc.	3,057,654	174,683,773
Zayo Group Holdings Inc.(b)	166,674	5,485,241

		374,977,187

Electric Utilities — 1.9%
Alliant Energy Corp.	173,140	8,497,711
American Electric Power Co. Inc.	363,615	32,001,756
Avangrid Inc.	42,925	2,167,713
Duke Energy Corp.	538,143	47,485,738
Edison International	234,549	15,810,948
Entergy Corp.	140,142	14,424,816
Evergy Inc.	179,900	10,820,985
Eversource Energy	232,705	17,629,731
Exelon Corp.	714,150	34,236,351
FirstEnergy Corp.	392,104	16,785,972
Hawaiian Electric Industries Inc.	81,276	3,539,570
IDACORP Inc.	37,068	3,722,739
NextEra Energy Inc.	352,824	72,279,525
OGE Energy Corp.	146,599	6,239,253
PG&E Corp.(b)	391,052	8,962,912
Pinnacle West Capital Corp.	83,183	7,826,688
PPL Corp.	535,790	16,614,848
Southern Co. (The)	768,698	42,493,625
Xcel Energy Inc.	377,138	22,435,940

		383,976,821

Electrical Equipment — 0.5%
Acuity Brands Inc.	29,913	4,125,302
AMETEK Inc.	168,131	15,273,020
Eaton Corp. PLC	311,970	25,980,862
Emerson Electric Co.	452,890	30,216,821
GrafTech International Ltd.	44,721	514,292
Hubbell Inc.	40,954	5,340,402
nVent Electric PLC	121,488	3,011,688
Regal Beloit Corp.	31,876	2,604,588
Rockwell Automation Inc.	87,005	14,254,029
Sensata Technologies Holding PLC(a)(b)	117,265	5,745,985

		107,066,989

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	215,227	20,648,878
Arrow Electronics Inc.(b)	62,658	4,465,636
Avnet Inc.	81,077	3,670,356
CDW Corp./DE	108,048	11,993,328
Cognex Corp.(a)	123,317	5,916,750
Coherent Inc.(b)	17,718	2,416,204
Corning Inc.	570,026	18,941,964
Dolby Laboratories Inc., Class A	45,272	2,924,571
FLIR Systems Inc.	97,933	5,298,175
IPG Photonics Corp.(a)(b)	27,130	4,184,803
Jabil Inc.	109,532	3,461,211
Keysight Technologies Inc.(b)	138,843	12,469,490
Littelfuse Inc.	17,567	3,107,778
National Instruments Corp.	95,876	4,025,833

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
SYNNEX Corp.	30,448	$2,996,083
Trimble Inc.(b)	184,832	8,337,772
Zebra Technologies Corp., Class A(b)	38,679	8,102,864

		122,961,696

Energy Equipment & Services — 0.4%
Apergy Corp.(a)(b)	56,288	1,887,900
Baker Hughes a GE Co.	377,235	9,291,298
Halliburton Co.	648,002	14,735,565
Helmerich & Payne Inc.	79,939	4,046,512
National Oilwell Varco Inc.	280,288	6,230,802
Patterson-UTI Energy Inc.	160,019	1,841,819
Schlumberger Ltd.	1,026,786	40,804,476
Transocean Ltd.(b)	426,749	2,735,461

		81,573,833

Entertainment — 2.0%
Activision Blizzard Inc.	558,377	26,355,394
Cinemark Holdings Inc.	79,995	2,887,820
Electronic Arts Inc.(b)	218,970	22,172,902
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	17,853	640,209
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	143,774	5,378,585
Lions Gate Entertainment Corp., Class A	32,397	396,863
Lions Gate Entertainment Corp., Class B, NVS	75,899	881,187
Live Nation Entertainment Inc.(a)(b)	95,181	6,305,741
Madison Square Garden Co. (The), Class A(a)(b)	13,491	3,776,671
Netflix Inc.(b)	311,260	114,332,023
Spotify Technology SA(b)	87,068	12,731,083
Take-Two Interactive Software Inc.(b)	82,676	9,386,206
Viacom Inc., Class A	7,150	243,815
Viacom Inc., Class B, NVS	257,775	7,699,739
Walt Disney Co. (The)	1,290,483	180,203,046
World Wrestling Entertainment Inc., Class A	32,062	2,315,197
Zynga Inc., Class A(b)	625,216	3,832,574

		399,539,055

Equity Real Estate Investment Trusts (REITs) — 3.6%
Alexandria Real Estate Equities Inc.	82,163	11,592,378
American Campus Communities Inc.	101,504	4,685,425
American Homes 4 Rent, Class A(a)	188,332	4,578,351
American Tower Corp.	324,048	66,251,614
Americold Realty Trust	141,218	4,578,288
Apartment Investment & Management Co., Class A	109,594	5,492,851
Apple Hospitality REIT Inc.	161,687	2,564,356
AvalonBay Communities Inc.	102,318	20,788,971
Boston Properties Inc.	113,603	14,654,787
Brandywine Realty Trust	133,586	1,912,952
Brixmor Property Group Inc.	222,079	3,970,773
Brookfield Property REIT Inc., Class A	69,453	1,311,967
Camden Property Trust	68,832	7,185,372
Colony Capital Inc.	353,988	1,769,940
Columbia Property Trust Inc.	89,077	1,847,457
CoreSite Realty Corp.	26,388	3,039,106
Corporate Office Properties Trust	76,184	2,008,972
Cousins Properties Inc.	108,687	3,931,209
Crown Castle International Corp.	306,554	39,959,314
CubeSmart	138,483	4,630,872
CyrusOne Inc.	82,517	4,762,881
Digital Realty Trust Inc.	152,592	17,973,812
Douglas Emmett Inc.	117,673	4,688,092

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Duke Realty Corp.	265,563	$8,394,446
Empire State Realty Trust Inc., Class A	105,498	1,562,425
EPR Properties	53,630	4,000,262
Equinix Inc.	61,896	31,213,534
Equity Commonwealth	86,695	2,819,321
Equity LifeStyle Properties Inc.	62,774	7,616,997
Equity Residential	267,970	20,344,282
Essex Property Trust Inc.	48,901	14,275,669
Extra Space Storage Inc.	90,035	9,552,714
Federal Realty Investment Trust	53,590	6,900,248
Gaming and Leisure Properties Inc.	146,361	5,705,152
HCP Inc.	354,302	11,330,578
Healthcare Trust of America Inc., Class A	154,293	4,232,257
Highwoods Properties Inc.	76,758	3,170,105
Hospitality Properties Trust	117,809	2,945,225
Host Hotels & Resorts Inc.	543,954	9,910,842
Hudson Pacific Properties Inc.	112,514	3,743,341
Invitation Homes Inc.	311,639	8,330,110
Iron Mountain Inc.	207,046	6,480,540
JBG SMITH Properties	90,093	3,544,259
Kilroy Realty Corp.	73,866	5,452,049
Kimco Realty Corp.	297,942	5,505,968
Lamar Advertising Co., Class A	63,267	5,106,280
Liberty Property Trust	109,078	5,458,263
Life Storage Inc.	32,860	3,124,329
Macerich Co. (The)	101,873	3,411,727
Medical Properties Trust Inc.	288,506	5,031,545
Mid-America Apartment Communities Inc.	83,604	9,845,207
National Retail Properties Inc.	119,506	6,335,013
Omega Healthcare Investors Inc.	157,545	5,789,779
Outfront Media Inc.	98,545	2,541,476
Paramount Group Inc.	156,417	2,191,402
Park Hotels & Resorts Inc.	146,419	4,035,308
Prologis Inc.	463,291	37,109,609
Public Storage	110,010	26,201,082
Rayonier Inc.	93,290	2,826,687
Realty Income Corp.	232,368	16,026,421
Regency Centers Corp.	122,662	8,186,462
Retail Properties of America Inc., Class A	152,959	1,798,798
SBA Communications Corp.(b)	83,063	18,675,885
Simon Property Group Inc.	226,914	36,251,781
SITE Centers Corp.	103,003	1,363,760
SL Green Realty Corp.	60,219	4,839,801
Spirit Realty Capital Inc.	61,916	2,641,337
STORE Capital Corp.	152,770	5,070,436
Sun Communities Inc.	61,671	7,905,605
Taubman Centers Inc.	42,834	1,748,912
UDR Inc.	205,916	9,243,569
Ventas Inc.	264,416	18,072,834
VEREIT Inc.	707,564	6,375,152
VICI Properties Inc.	329,420	7,260,417
Vornado Realty Trust	127,579	8,177,814
Weingarten Realty Investors	88,484	2,426,231
Welltower Inc.	299,125	24,387,661
Weyerhaeuser Co.	551,962	14,538,679
WP Carey Inc.	124,692	10,122,497

		735,331,823

Food & Staples Retailing — 1.4%
Casey’s General Stores Inc.	27,282	4,255,719
Costco Wholesale Corp.	324,693	85,803,372

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Kroger Co. (The)	589,109	$12,789,556
Sprouts Farmers Market Inc.(b)	91,751	1,733,176
Sysco Corp.	352,103	24,900,724
U.S. Foods Holding Corp.(a)(b)	158,038	5,651,439
Walgreens Boots Alliance Inc.	570,170	31,171,194
Walmart Inc.	1,037,704	114,655,915

		280,961,095

Food Products — 1.1%
Archer-Daniels-Midland Co.	410,951	16,766,801
Beyond Meat Inc.(b)	7,116	1,143,399
Bunge Ltd.	104,657	5,830,441
Campbell Soup Co.	123,392	4,944,317
Conagra Brands Inc.	353,916	9,385,852
Flowers Foods Inc.	143,632	3,342,317
General Mills Inc.	442,467	23,238,367
Hain Celestial Group Inc. (The)(a)(b)	65,738	1,439,662
Hershey Co. (The)	106,571	14,283,711
Hormel Foods Corp.	201,339	8,162,283
Ingredion Inc.	48,952	4,038,050
JM Smucker Co. (The)	81,084	9,340,066
Kellogg Co.	182,605	9,782,150
Kraft Heinz Co. (The)	460,759	14,301,959
Lamb Weston Holdings Inc.	107,906	6,836,924
McCormick & Co. Inc./MD, NVS	91,288	14,150,553
Mondelez International Inc., Class A	1,050,162	56,603,732
Pilgrim’s Pride Corp.(a)(b)	36,230	919,880
Post Holdings Inc.(b)	47,584	4,947,308
Seaboard Corp.	206	852,168
TreeHouse Foods Inc.(a)(b)	38,975	2,108,548
Tyson Foods Inc., Class A	214,710	17,335,685

		229,754,173

Gas Utilities — 0.1%
Atmos Energy Corp.	84,286	8,897,230
National Fuel Gas Co.	61,230	3,229,883
UGI Corp.	126,625	6,763,041

		18,890,154

Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	1,272,593	107,025,071
ABIOMED Inc.(b)	32,725	8,524,535
Align Technology Inc.(b)	58,305	15,958,079
Baxter International Inc.	356,307	29,181,543
Becton Dickinson and Co.	197,800	49,847,578
Boston Scientific Corp.(b)	1,025,718	44,085,360
Cantel Medical Corp.	26,803	2,161,394
Cooper Companies Inc. (The)	35,460	11,946,119
Danaher Corp.	470,349	67,222,279
DENTSPLY SIRONA Inc.	164,513	9,600,979
DexCom Inc.(a)(b)	66,803	10,009,762
Edwards Lifesciences Corp.(b)	153,275	28,316,024
Hill-Rom Holdings Inc.	48,631	5,087,775
Hologic Inc.(a)(b)	197,397	9,479,004
ICU Medical Inc.(a)(b)	14,161	3,567,298
IDEXX Laboratories Inc.(a)(b)	63,136	17,383,235
Insulet Corp.(a)(b)	42,603	5,085,946
Integra LifeSciences Holdings Corp.(b)	52,734	2,945,194
Intuitive Surgical Inc.(a)(b)	84,634	44,394,765
Masimo Corp.(b)	34,517	5,136,820
Medtronic PLC	991,751	96,586,630
Penumbra Inc.(a)(b)	22,335	3,573,600

Security	Shares	Value

Health Care Equipment & Supplies (continued)
ResMed Inc.	103,342	$12,610,824
Steris PLC(b)	61,467	9,151,207
Stryker Corp.	253,409	52,095,822
Teleflex Inc.	33,900	11,225,985
Varian Medical Systems Inc.(b)	67,227	9,151,612
West Pharmaceutical Services Inc.	54,488	6,819,173
Zimmer Biomet Holdings Inc.	150,946	17,772,382

		695,945,995

Health Care Providers & Services — 2.5%
Acadia Healthcare Co. Inc.(a)(b)	63,210	2,209,190
AmerisourceBergen Corp.	113,031	9,637,023
Anthem Inc.	190,099	53,647,839
Cardinal Health Inc.	218,888	10,309,625
Centene Corp.(b)	299,725	15,717,579
Chemed Corp.	11,656	4,205,951
Cigna Corp.(b)	275,963	43,477,971
Covetrus Inc.(a)(b)	71,448	1,747,618
CVS Health Corp.	959,176	52,265,500
DaVita Inc.(b)	94,837	5,335,530
Encompass Health Corp.	71,288	4,516,808
Guardant Health Inc.(b)	25,276	2,182,077
HCA Healthcare Inc.	198,943	26,891,125
Henry Schein Inc.(a)(b)	111,518	7,795,108
Humana Inc.	100,325	26,616,223
Laboratory Corp. of America Holdings(b)	72,420	12,521,418
McKesson Corp.	141,694	19,042,257
MEDNAX Inc.(b)	65,284	1,647,115
Molina Healthcare Inc.(b)	44,779	6,409,666
Premier Inc., Class A(a)(b)	37,411	1,463,144
Quest Diagnostics Inc.	100,573	10,239,337
UnitedHealth Group Inc.	698,469	170,433,421
Universal Health Services Inc., Class B	59,577	7,768,245
WellCare Health Plans Inc.(b)	36,568	10,424,440

		506,504,210

Health Care Technology — 0.2%
Cerner Corp.(a)	238,923	17,513,056
Medidata Solutions Inc.(b)	44,410	4,019,549
Veeva Systems Inc., Class A(b)	93,929	15,226,830

		36,759,435

Hotels, Restaurants & Leisure — 2.1%
Aramark	177,402	6,397,116
Caesars Entertainment Corp.(a)(b)	411,843	4,867,984
Carnival Corp.	295,306	13,746,494
Chipotle Mexican Grill Inc.(b)	18,858	13,820,651
Choice Hotels International Inc.	25,900	2,253,559
Darden Restaurants Inc.	91,484	11,136,347
Domino’s Pizza Inc.	30,753	8,557,945
Dunkin’ Brands Group Inc.	60,410	4,812,261
Extended Stay America Inc.	138,426	2,338,015
Hilton Grand Vacations Inc.(a)(b)	71,578	2,277,612
Hilton Worldwide Holdings Inc.	212,073	20,728,015
Hyatt Hotels Corp., Class A	28,442	2,165,289
International Game Technology PLC	70,194	910,416
Las Vegas Sands Corp.	251,415	14,856,112
Marriott International Inc./MD, Class A	204,883	28,743,036
McDonald’s Corp.	567,067	117,757,133
MGM Resorts International	383,644	10,960,709
Norwegian Cruise Line Holdings Ltd.(b)	158,324	8,490,916
Planet Fitness Inc., Class A(b)	62,465	4,524,965

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Royal Caribbean Cruises Ltd.	126,561	$15,340,459
Six Flags Entertainment Corp.	58,617	2,912,093
Starbucks Corp.	892,565	74,823,724
Vail Resorts Inc.	29,195	6,515,740
Wendy’s Co. (The)	142,604	2,792,186
Wyndham Destinations Inc.	71,585	3,142,582
Wyndham Hotels & Resorts Inc.	72,334	4,031,897
Wynn Resorts Ltd.	72,161	8,947,242
Yum China Holdings Inc.	267,483	12,357,715
Yum! Brands Inc.	226,372	25,052,589

		435,260,802

Household Durables — 0.4%
DR Horton Inc.	250,429	10,801,003
Garmin Ltd.	107,030	8,540,994
Leggett & Platt Inc.	94,995	3,644,958
Lennar Corp., Class A	206,059	9,985,619
Lennar Corp., Class B	11,323	436,049
Mohawk Industries Inc.(a)(b)	43,925	6,477,620
Newell Brands Inc.	279,923	4,316,413
NVR Inc.(b)	2,287	7,707,762
PulteGroup Inc.	188,919	5,973,619
Roku Inc.(b)	60,424	5,473,206
Tempur Sealy International Inc.(a)(b)	33,079	2,427,006
Toll Brothers Inc.	99,009	3,625,710
Whirlpool Corp.	46,231	6,581,445

		75,991,404

Household Products — 1.5%
Church & Dwight Co. Inc.	180,452	13,183,823
Clorox Co. (The)	95,291	14,590,005
Colgate-Palmolive Co.	621,035	44,509,578
Energizer Holdings Inc.	48,270	1,865,153
Kimberly-Clark Corp.	252,188	33,611,617
Procter & Gamble Co. (The)	1,826,724	200,300,287
Spectrum Brands Holdings Inc.	25,992	1,397,590

		309,458,053

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	492,630	8,256,479
NRG Energy Inc.	196,534	6,902,274
Vistra Energy Corp.	306,780	6,945,499

		22,104,252

Industrial Conglomerates — 1.3%
3M Co.	413,959	71,755,653
Carlisle Companies Inc.	41,417	5,815,361
General Electric Co.	6,393,998	67,136,979
Honeywell International Inc.	538,331	93,987,209
Roper Technologies Inc.	75,074	27,496,603

		266,191,805

Insurance — 2.8%
Aflac Inc.	544,739	29,857,145
Alleghany Corp.(b)	10,594	7,215,679
Allstate Corp. (The)	245,780	24,993,368
American Financial Group Inc./OH	54,963	5,632,059
American International Group Inc.	642,834	34,250,196
American National Insurance Co.	5,344	622,416
Aon PLC	176,285	34,019,479
Arch Capital Group Ltd.(a)(b)	282,344	10,469,316
Arthur J Gallagher & Co.	135,638	11,880,532
Assurant Inc.	44,071	4,688,273
Assured Guaranty Ltd.	76,085	3,201,657

Security	Shares	Value

Insurance (continued)
Athene Holding Ltd., Class A(a)(b)	115,673	$4,980,879
Axis Capital Holdings Ltd.	61,267	3,654,577
Brighthouse Financial Inc.(a)(b)	87,002	3,192,103
Brown & Brown Inc.	172,242	5,770,107
Chubb Ltd.	336,364	49,543,054
Cincinnati Financial Corp.	113,929	11,811,019
CNA Financial Corp.	19,735	928,926
Erie Indemnity Co., Class A, NVS	17,896	4,550,595
Everest Re Group Ltd.	29,977	7,409,715
Fidelity National Financial Inc.	193,409	7,794,383
First American Financial Corp.	78,855	4,234,514
Hanover Insurance Group Inc. (The)	29,936	3,840,789
Hartford Financial Services Group Inc. (The)	264,581	14,742,453
Kemper Corp.	45,562	3,931,545
Lincoln National Corp.	148,792	9,589,644
Loews Corp.	193,649	10,586,791
Markel Corp.(b)	10,111	11,016,946
Marsh & McLennan Companies Inc.	375,468	37,452,933
Mercury General Corp.	19,464	1,216,500
MetLife Inc.	593,650	29,486,596
Old Republic International Corp.	206,166	4,613,995
Primerica Inc.	31,075	3,727,446
Principal Financial Group Inc.	202,246	11,714,088
Progressive Corp. (The)	430,536	34,412,742
Prudential Financial Inc.	299,565	30,256,065
Reinsurance Group of America Inc.	45,418	7,086,571
RenaissanceRe Holdings Ltd.	32,150	5,723,022
Torchmark Corp.	79,908	7,148,570
Travelers Companies Inc. (The)	193,237	28,892,796
Unum Group	156,155	5,239,000
White Mountains Insurance Group Ltd.(a)	2,220	2,267,641
Willis Towers Watson PLC	95,813	18,352,022
WR Berkley Corp.	107,381	7,079,629

		559,077,776

Interactive Media & Services — 4.3%
Alphabet Inc., Class A(b)	221,274	239,595,487
Alphabet Inc., Class C, NVS(b)	224,632	242,806,975
Facebook Inc., Class A(b)	1,766,134	340,863,862
IAC/InterActiveCorp.(a)(b)	55,136	11,993,734
Match Group Inc.	37,807	2,543,277
TripAdvisor Inc.(b)	75,521	3,495,867
Twitter Inc.(b)	555,781	19,396,757
Zillow Group Inc., Class A(a)(b)	40,566	1,856,300
Zillow Group Inc., Class C, NVS(a)(b)	88,717	4,115,582

		866,667,841

Internet & Direct Marketing Retail — 3.4%
Amazon.com Inc.(b)	305,654	578,795,584
Booking Holdings Inc.(b)	31,913	59,827,620
eBay Inc.	609,262	24,065,849
Etsy Inc.(b)	88,047	5,403,444
Expedia Group Inc.	87,344	11,619,372
GrubHub Inc.(a)(b)	66,074	5,153,111
Qurate Retail Inc.(b)	304,557	3,773,461
Wayfair Inc., Class A(a)(b)	45,360	6,622,560

		695,261,001

IT Services — 5.5%
Accenture PLC, Class A	470,987	87,024,268
Akamai Technologies Inc.(b)	116,315	9,321,484
Alliance Data Systems Corp.	32,854	4,603,831

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Amdocs Ltd.	101,821	$6,322,066
Automatic Data Processing Inc.	322,344	53,293,134
Black Knight Inc.(a)(b)	105,416	6,340,772
Booz Allen Hamilton Holding Corp.	101,121	6,695,221
Broadridge Financial Solutions Inc.	84,786	10,825,476
CACI International Inc., Class A(b)	18,129	3,709,012
Cognizant Technology Solutions Corp., Class A	418,898	26,553,944
CoreLogic Inc.(b)	58,989	2,467,510
DXC Technology Co.	198,575	10,951,411
EPAM Systems Inc.(b)	38,395	6,646,175
Euronet Worldwide Inc.(b)	36,767	6,185,680
Fidelity National Information Services Inc.	238,560	29,266,541
First Data Corp., Class A(b)	420,558	11,384,505
Fiserv Inc.(a)(b)	289,216	26,364,931
FleetCor Technologies Inc.(b)	63,129	17,729,780
Gartner Inc.(b)	65,289	10,507,612
Genpact Ltd.	121,175	4,615,556
Global Payments Inc.	115,560	18,504,623
GoDaddy Inc., Class A(b)	129,708	9,099,016
International Business Machines Corp.	655,433	90,384,211
Jack Henry & Associates Inc.	57,064	7,642,011
Leidos Holdings Inc.	100,432	8,019,495
Mastercard Inc., Class A	663,356	175,477,563
MongoDB Inc.(b)	17,643	2,683,324
Okta Inc.(a)(b)	75,329	9,303,885
Paychex Inc.	238,280	19,608,061
PayPal Holdings Inc.(a)(b)	868,538	99,412,859
Sabre Corp.	200,824	4,458,293
Square Inc., Class A(a)(b)	245,697	17,820,403
Switch Inc., Class A(a)	43,264	566,326
Total System Services Inc.	129,042	16,552,217
Twilio Inc., Class A(a)(b)	85,142	11,609,112
VeriSign Inc.(b)	77,555	16,221,404
Visa Inc., Class A(a)	1,285,667	223,127,508
Western Union Co. (The)	317,500	6,315,075
WEX Inc.(b)	31,720	6,600,932
Worldpay Inc., Class A(b)	228,335	27,982,454

		1,112,197,681

Leisure Products — 0.1%
Brunswick Corp./DE	65,678	3,013,963
Hasbro Inc.	85,068	8,989,986
Mattel Inc.(a)(b)	255,351	2,862,485
Polaris Industries Inc.	42,345	3,863,134

		18,729,568

Life Sciences Tools & Services — 1.1%
Agilent Technologies Inc.	236,774	17,679,915
Bio-Rad Laboratories Inc., Class A(b)	15,487	4,841,081
Bio-Techne Corp.	27,389	5,710,333
Bruker Corp.	73,744	3,683,513
Charles River Laboratories International Inc.(b)	35,050	4,973,595
Illumina Inc.(b)	108,211	39,837,880
IQVIA Holdings Inc.(a)(b)	132,537	21,325,203
Mettler-Toledo International Inc.(b)	18,192	15,281,280
PerkinElmer Inc.	80,296	7,735,717
PRA Health Sciences Inc.(b)	42,951	4,258,592
QIAGEN NV(a)(b)	164,885	6,686,087
Thermo Fisher Scientific Inc.	294,624	86,525,176
Waters Corp.(b)	50,824	10,939,358

		229,477,730

Security	Shares	Value

Machinery — 1.8%
AGCO Corp.	47,330	$3,671,388
Allison Transmission Holdings Inc.	85,626	3,968,765
Caterpillar Inc.	409,796	55,851,097
Colfax Corp.(b)	63,406	1,777,270
Crane Co.	36,622	3,055,740
Cummins Inc.	113,496	19,446,405
Deere & Co.	235,024	38,945,827
Donaldson Co. Inc.	93,132	4,736,694
Dover Corp.	106,038	10,625,008
Flowserve Corp.	95,874	5,051,601
Fortive Corp.	216,784	17,672,232
Gardner Denver Holdings Inc.(a)(b)	92,231	3,191,193
Gates Industrial Corp. PLC(a)(b)	32,529	371,156
Graco Inc.	122,459	6,144,993
IDEX Corp.	56,186	9,671,858
Illinois Tool Works Inc.	239,694	36,148,252
Ingersoll-Rand PLC	177,717	22,511,412
ITT Inc.	63,839	4,180,178
Lincoln Electric Holdings Inc.	46,106	3,795,446
Middleby Corp. (The)(b)	40,312	5,470,338
Nordson Corp.	43,433	6,137,517
Oshkosh Corp.	50,717	4,234,362
PACCAR Inc.	250,601	17,958,068
Parker-Hannifin Corp.	95,218	16,188,012
Pentair PLC	126,208	4,694,938
Snap-on Inc.	41,242	6,831,325
Stanley Black & Decker Inc.	111,102	16,066,460
Timken Co. (The)	49,614	2,547,183
Toro Co. (The)	76,373	5,109,354
Trinity Industries Inc.	78,486	1,628,585
WABCO Holdings Inc.(b)	38,913	5,159,864
Wabtec Corp.(a)	117,323	8,419,098
Woodward Inc.	40,591	4,593,278
Xylem Inc./NY	133,175	11,138,757

		366,993,654

Marine — 0.0%
Kirby Corp.(b)	43,072	3,402,688

Media — 1.5%
Altice USA Inc., Class A(b)	242,524	5,905,459
AMC Networks Inc., Class A(a)(b)	32,260	1,757,847
Cable One Inc.	3,098	3,627,727
CBS Corp., Class B, NVS	239,984	11,975,202
Charter Communications Inc., Class A(b)	117,940	46,607,529
Comcast Corp., Class A	3,328,433	140,726,147
Discovery Inc., Class A(a)(b)	113,658	3,489,301
Discovery Inc., Class C, NVS(a)(b)	251,594	7,157,849
DISH Network Corp., Class A(b)	166,445	6,393,152
Fox Corp., Class A(b)	255,624	9,366,063
Fox Corp., Class B(b)	122,582	4,477,920
Interpublic Group of Companies Inc. (The)	283,710	6,409,009
John Wiley & Sons Inc., Class A	31,411	1,440,508
Liberty Broadband Corp., Class A(a)(b)	18,764	1,929,690
Liberty Broadband Corp., Class C, NVS(b)	77,596	8,087,055
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	60,518	2,288,186
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)(b)	115,006	4,367,928
New York Times Co. (The), Class A	119,412	3,895,219
News Corp., Class A, NVS	281,680	3,799,863
News Corp., Class B	84,428	1,178,615

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Nexstar Media Group Inc., Class A	32,999	$3,332,899
Omnicom Group Inc.	161,017	13,195,343
Sinclair Broadcast Group Inc., Class A	44,324	2,377,096
Sirius XM Holdings Inc.	1,045,267	5,832,590
Tribune Media Co., Class A	63,749	2,946,479

		302,564,676

Metals & Mining — 0.3%
Alcoa Corp.(b)	137,416	3,216,909
Freeport-McMoRan Inc.	1,071,044	12,434,821
Newmont Goldcorp Corp.	602,774	23,188,716
Nucor Corp.	226,419	12,475,687
Reliance Steel & Aluminum Co.	47,891	4,531,446
Royal Gold Inc.	48,689	4,990,136
Southern Copper Corp.	59,485	2,310,992
Steel Dynamics Inc.	156,624	4,730,045
U.S. Steel Corp.	130,964	2,005,059

		69,883,811

Mortgage Real Estate Investment — 0.2%
AGNC Investment Corp.	393,378	6,616,618
Annaly Capital Management Inc.	1,073,583	9,801,813
Chimera Investment Corp.	133,426	2,517,749
MFA Financial Inc.	324,519	2,330,046
New Residential Investment Corp.	295,831	4,552,839
Starwood Property Trust Inc.	198,456	4,508,920
Two Harbors Investment Corp.	200,072	2,534,912

		32,862,897

Multi-Utilities — 1.0%
Ameren Corp.	179,237	13,462,491
CenterPoint Energy Inc.	367,970	10,534,981
CMS Energy Corp.	206,929	11,983,258
Consolidated Edison Inc.	241,943	21,213,562
Dominion Energy Inc.	592,000	45,773,440
DTE Energy Co.	133,405	17,059,831
MDU Resources Group Inc.	144,761	3,734,834
NiSource Inc.	275,510	7,934,688
Public Service Enterprise Group Inc.	374,040	22,001,033
Sempra Energy	202,927	27,890,287
WEC Energy Group Inc.	234,266	19,530,756

		201,119,161

Multiline Retail — 0.5%
Dollar General Corp.	191,517	25,885,438
Dollar Tree Inc.(b)	173,307	18,611,439
Kohl’s Corp.	120,483	5,728,967
Macy’s Inc.	226,036	4,850,733
Nordstrom Inc.	79,747	2,540,739
Ollie’s Bargain Outlet Holdings Inc.(b)	38,794	3,379,345
Target Corp.	368,209	31,890,581

		92,887,242

Oil, Gas & Consumable Fuels — 4.3%
Anadarko Petroleum Corp.	372,011	26,249,096
Antero Midstream Corp.	166,275	1,905,512
Antero Resources Corp.(b)	176,848	977,969
Apache Corp.	279,986	8,111,194
Cabot Oil & Gas Corp.	312,784	7,181,521
Centennial Resource Development Inc./DE, Class A(a)(b)	133,804	1,015,572
Cheniere Energy Inc.(a)(b)	171,908	11,767,103
Chesapeake Energy Corp.(a)(b)	961,171	1,874,283
Chevron Corp.	1,407,866	175,194,845

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Cimarex Energy Co.	72,932	$4,327,056
Concho Resources Inc.	146,740	15,140,633
ConocoPhillips	835,845	50,986,545
Continental Resources Inc./OK(a)(b)	66,196	2,786,190
Devon Energy Corp.	305,423	8,710,664
Diamondback Energy Inc.	121,243	13,211,850
EOG Resources Inc.	428,032	39,875,461
EQT Corp.	191,625	3,029,591
Equitrans Midstream Corp.(a)(b)	153,883	3,033,034
Exxon Mobil Corp.	3,128,375	239,727,376
Hess Corp.	198,286	12,605,041
HollyFrontier Corp.	118,229	5,471,638
Kinder Morgan Inc./DE	1,440,806	30,084,029
Kosmos Energy Ltd.	266,794	1,672,798
Marathon Oil Corp.	602,072	8,555,443
Marathon Petroleum Corp.	484,977	27,100,515
Murphy Oil Corp.	123,854	3,053,001
Noble Energy Inc.	356,276	7,980,582
Occidental Petroleum Corp.	552,584	27,783,924
ONEOK Inc.	301,865	20,771,331
Parsley Energy Inc., Class A(b)	195,793	3,722,025
PBF Energy Inc., Class A	85,938	2,689,859
Phillips 66	335,063	31,341,793
Pioneer Natural Resources Co.	123,580	19,014,019
Range Resources Corp.(a)	153,427	1,070,920
Targa Resources Corp.	167,287	6,567,688
Valero Energy Corp.	307,647	26,337,660
Williams Companies Inc. (The)	895,800	25,118,232
WPX Energy Inc.(b)	292,608	3,367,918

		879,413,911

Paper & Forest Products — 0.0%
Domtar Corp.	46,769	2,082,624

Personal Products — 0.2%
Coty Inc., Class A(a)	212,868	2,852,431
Estee Lauder Companies Inc. (The), Class A	158,005	28,932,296
Herbalife Nutrition Ltd.(a)(b)	79,386	3,394,545
Nu Skin Enterprises Inc., Class A	41,036	2,023,896

		37,203,168

Pharmaceuticals — 4.2%
Allergan PLC	242,291	40,566,782
Bristol-Myers Squibb Co.	1,207,871	54,776,950
Catalent Inc.(a)(b)	108,283	5,870,021
Elanco Animal Health Inc.(b)	270,422	9,140,264
Eli Lilly & Co.	635,547	70,412,252
Horizon Therapeutics PLC(b)	135,361	3,256,786
Jazz Pharmaceuticals PLC(b)	40,845	5,822,863
Johnson & Johnson	1,963,187	273,432,685
Merck & Co. Inc.	1,903,560	159,613,506
Mylan NV(a)(b)	380,024	7,235,657
Nektar Therapeutics(a)(b)	123,755	4,403,203
Perrigo Co. PLC	94,227	4,487,090
Pfizer Inc.	4,111,463	178,108,577
Zoetis Inc.	353,791	40,151,741

		857,278,377

Professional Services — 0.4%
CoStar Group Inc.(b)	26,416	14,636,049
Equifax Inc.	87,688	11,858,925
IHS Markit Ltd.(b)	292,183	18,617,901

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
ManpowerGroup Inc.	45,201	$4,366,417
Nielsen Holdings PLC	262,775	5,938,715
Robert Half International Inc.	88,287	5,033,242
TransUnion(a)	138,032	10,146,732
Verisk Analytics Inc.	118,438	17,346,429

		87,944,410

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(b)	246,957	12,668,894
Howard Hughes Corp. (The)(b)	28,404	3,517,551
Jones Lang LaSalle Inc.	33,402	4,699,327

		20,885,772

Road & Rail — 1.1%
AMERCO	6,518	2,467,389
CSX Corp.	569,819	44,086,896
Genesee & Wyoming Inc., Class A(b)	41,167	4,116,700
JB Hunt Transport Services Inc.	63,847	5,836,254
Kansas City Southern	74,227	9,042,333
Knight-Swift Transportation Holdings Inc.	94,068	3,089,193
Landstar System Inc.	29,979	3,237,432
Lyft Inc., Class A(b)	24,031	1,579,077
Norfolk Southern Corp.	197,201	39,308,075
Old Dominion Freight Line Inc.	48,056	7,172,839
Ryder System Inc.	38,209	2,227,585
Schneider National Inc., Class B	34,552	630,228
Uber Technologies Inc.(b)	133,144	6,175,219
Union Pacific Corp.	523,229	88,483,256

		217,452,476

Semiconductors & Semiconductor Equipment — 3.6%
Advanced Micro Devices Inc.(b)	739,639	22,462,836
Analog Devices Inc.	271,580	30,653,235
Applied Materials Inc.	700,106	31,441,760
Broadcom Inc.	285,425	82,162,441
Cree Inc.(b)	77,563	4,357,489
Cypress Semiconductor Corp.	261,077	5,806,352
Entegris Inc.	99,252	3,704,085
First Solar Inc.(a)(b)	59,099	3,881,622
Intel Corp.	3,311,197	158,507,000
KLA-Tencor Corp.	120,476	14,240,263
Lam Research Corp.	110,568	20,769,093
Marvell Technology Group Ltd.	483,710	11,546,158
Maxim Integrated Products Inc.	200,317	11,982,963
Microchip Technology Inc.	171,635	14,880,755
Micron Technology Inc.(a)(b)	817,057	31,530,230
MKS Instruments Inc.	39,368	3,066,374
Monolithic Power Systems Inc.	29,648	4,025,605
NVIDIA Corp.	430,159	70,645,013
ON Semiconductor Corp.(a)(b)	303,895	6,141,718
Qorvo Inc.(b)	91,365	6,085,823
QUALCOMM Inc.	898,581	68,355,057
Skyworks Solutions Inc.	127,933	9,885,383
Teradyne Inc.	125,984	6,035,893
Texas Instruments Inc.	692,816	79,507,564
Universal Display Corp.	31,798	5,979,932
Versum Materials Inc.	78,587	4,053,517
Xilinx Inc.	187,941	22,162,003

		733,870,164

Software — 7.3%
2U Inc.(a)(b)	39,263	1,477,859
Adobe Inc.(b)	359,846	106,028,624

Security	Shares	Value

Software (continued)
Alteryx Inc., Class A(b)	33,531	$3,658,903
Anaplan Inc.(b)	60,485	3,052,678
ANSYS Inc.(b)	61,865	12,671,189
Aspen Technology Inc.(b)	52,000	6,462,560
Atlassian Corp. PLC, Class A(a)(b)	77,661	10,161,165
Autodesk Inc.(b)	162,574	26,483,305
Avalara Inc.(b)	31,414	2,268,091
Cadence Design Systems Inc.(b)	206,906	14,651,014
CDK Global Inc.	91,249	4,511,351
Ceridian HCM Holding Inc.(a)(b)	41,736	2,095,147
Citrix Systems Inc.	92,581	9,085,899
Coupa Software Inc.(b)	45,115	5,712,010
DocuSign Inc.(a)(b)	112,670	5,600,826
Dropbox Inc., Class A(b)	156,009	3,908,025
Elastic NV(b)	27,510	2,053,897
Fair Isaac Corp.(b)	21,298	6,687,998
FireEye Inc.(a)(b)	146,995	2,176,996
Fortinet Inc.(b)	103,728	7,969,422
Guidewire Software Inc.(a)(b)	60,583	6,141,905
HubSpot Inc.(b)	29,346	5,004,080
Intuit Inc.	183,890	48,055,974
LogMeIn Inc.	37,330	2,750,474
Manhattan Associates Inc.(a)(b)	47,118	3,266,691
Microsoft Corp.	5,589,801	748,809,742
New Relic Inc.(b)	34,509	2,985,374
Nuance Communications Inc.(a)(b)	207,371	3,311,715
Nutanix Inc., Class A(a)(b)	102,300	2,653,662
Oracle Corp.	1,697,458	96,704,182
Pagerduty Inc.(b)	7,401	348,217
Palo Alto Networks Inc.(a)(b)	67,553	13,764,599
Paycom Software Inc.(a)(b)	35,839	8,125,418
Paylocity Holding Corp.(b)	23,888	2,241,172
Pegasystems Inc.	27,423	1,952,792
Pluralsight Inc., Class A(a)(b)	45,919	1,392,264
Proofpoint Inc.(b)	40,497	4,869,764
PTC Inc.(b)	76,662	6,881,181
RealPage Inc.(a)(b)	58,524	3,444,137
Red Hat Inc.(b)	131,253	24,644,063
RingCentral Inc., Class A(a)(b)	50,721	5,828,857
salesforce.com Inc.(b)	543,927	82,530,044
ServiceNow Inc.(b)	135,576	37,225,102
Smartsheet Inc., Class A(b)	62,810	3,040,004
SolarWinds Corp.(a)(b)	29,687	544,460
Splunk Inc.(a)(b)	110,691	13,919,393
SS&C Technologies Holdings Inc.	163,274	9,406,215
Symantec Corp.	441,842	9,614,482
Synopsys Inc.(b)	109,547	14,097,603
Tableau Software Inc., Class A(a)(b)	55,976	9,293,136
Teradata Corp.(b)	86,724	3,109,055
Trade Desk Inc. (The), Class A(b)	27,960	6,368,729
Tyler Technologies Inc.(b)	28,317	6,117,038
VMware Inc., Class A(a)	57,331	9,586,317
Workday Inc., Class A(a)(b)	117,774	24,211,979
Zendesk Inc.(b)	77,864	6,932,232
Zscaler Inc.(b)	45,316	3,473,018

		1,469,362,029

Specialty Retail — 2.2%
Advance Auto Parts Inc.	51,717	7,971,658
AutoNation Inc.(b)	38,166	1,600,682
AutoZone Inc.(b)	18,302	20,122,500

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Best Buy Co. Inc.	170,262	$11,872,369
Burlington Stores Inc.(a)(b)	48,705	8,287,156
CarMax Inc.(a)(b)	124,560	10,815,545
Carvana Co.(b)	29,191	1,827,065
Dick’s Sporting Goods Inc.	50,864	1,761,420
Five Below Inc.(b)	40,362	4,844,247
Floor & Decor Holdings Inc., Class A(a)(b)	49,086	2,056,703
Foot Locker Inc.	82,334	3,451,441
Gap Inc. (The)	159,285	2,862,351
Home Depot Inc. (The)	814,505	169,392,605
L Brands Inc.	169,068	4,412,675
Lowe’s Companies Inc.	588,942	59,430,137
O’Reilly Automotive Inc.(b)	57,285	21,156,496
Penske Automotive Group Inc.	27,344	1,293,371
Ross Stores Inc.	265,573	26,323,596
Tiffany & Co.	90,185	8,444,923
TJX Companies Inc. (The)	897,034	47,435,158
Tractor Supply Co.	88,918	9,674,278
Ulta Salon Cosmetics & Fragrance Inc.(b)	41,620	14,437,562
Urban Outfitters Inc.(b)	53,702	1,221,721
Williams-Sonoma Inc.	59,722	3,881,930

		444,577,589

Technology Hardware, Storage & Peripherals — 3.7%
Apple Inc.	3,401,996	673,323,048
Dell Technologies Inc., Class C(b)	110,393	5,607,964
Hewlett Packard Enterprise Co.	1,012,646	15,139,058
HP Inc.	1,137,126	23,640,850
NCR Corp.(a)(b)	88,931	2,765,754
NetApp Inc.	182,444	11,256,795
Pure Storage Inc., Class A(a)(b)	168,560	2,573,911
Western Digital Corp.	212,910	10,123,871
Xerox Corp.	137,315	4,862,324

		749,293,575

Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.(b)	103,562	3,591,530
Carter’s Inc.	33,347	3,252,666
Columbia Sportswear Co.	22,282	2,231,765
Hanesbrands Inc.	260,770	4,490,459
Lululemon Athletica Inc.(b)	87,095	15,695,390
NIKE Inc., Class B	909,989	76,393,577
PVH Corp.	55,619	5,263,782
Ralph Lauren Corp.	38,743	4,400,817
Skechers U.S.A. Inc., Class A(b)	98,330	3,096,412
Tapestry Inc.	211,238	6,702,582
Under Armour Inc., Class A(a)(b)	138,739	3,517,034
Under Armour Inc., Class C, NVS(a)(b)	143,161	3,178,174
VF Corp.	227,103	19,837,447

		151,651,635

Thrifts & Mortgage Finance — 0.0%
LendingTree Inc.(b)	5,694	2,391,651
MGIC Investment Corp.(b)	261,206	3,432,247
New York Community Bancorp. Inc.	340,158	3,394,777
TFS Financial Corp.	41,820	755,687

		9,974,362

Tobacco — 0.8%
Altria Group Inc.	1,382,557	65,464,074
Philip Morris International Inc.	1,149,446	90,265,994

		155,730,068

Security	Shares	Value

Trading Companies & Distributors — 0.2%
Air Lease Corp.	72,709	$3,005,790
Fastenal Co.	427,156	13,921,014
HD Supply Holdings Inc.(b)	130,312	5,248,967
MSC Industrial Direct Co. Inc., Class A	33,739	2,505,458
United Rentals Inc.(b)	57,922	7,682,195
Univar Inc.(a)(b)	116,337	2,564,067
Watsco Inc.	23,305	3,811,067
WESCO International Inc.(a)(b)	34,411	1,742,917
WW Grainger Inc.	32,825	8,804,650

		49,286,125

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	58,579	2,374,793

Water Utilities — 0.1%
American Water Works Co. Inc.	134,244	15,572,304
Aqua America Inc.	155,512	6,433,531

		22,005,835

Wireless Telecommunication Services — 0.1%
Sprint Corp.(a)(b)	417,900	2,745,603
Telephone & Data Systems Inc.	73,616	2,237,926
T-Mobile U.S. Inc.(b)	231,020	17,127,823
U.S. Cellular Corp.(a)(b)	9,297	415,297

		22,526,649

Total Common Stocks — 99.9% (Cost: $17,437,892,072)		20,231,805,074

Short-Term Investments

Money Market Funds — 3.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(c)(d)(e)	577,669,090	577,957,925
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(c)(d)	23,738,147	23,738,147

		601,696,072

Total Short-Term Investments — 3.0% (Cost: $601,548,780)		601,696,072

Total Investments Before Investments Sold Short — 102.9% (Cost: $18,039,440,852)		20,833,501,146

Investments Sold Short — (0.0%)

Common Stocks — (0.0%)%
Whiting Petroleum Corp.(b)	(260)	(4,857)

Total Investments Sold Short (Proceeds $(4,857))		(4,857)

Total Investments, Net of Investments Sold Short — 102.9% (Cost: $18,039,435,995)		20,833,496,289

Other Assets, Less Liabilities — (2.9)%		(580,094,804)

Net Assets — 100.0%		$20,253,401,485

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 1000 ETF

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	379,438,707	198,230,383	(a)	—	577,669,090	$577,957,925	$388,240	(b)	$(4,384)	$57,036
BlackRock Cash Funds: Treasury, SL Agency Shares	17,776,119	5,962,028	(a)	—	23,738,147	23,738,147	284,090		—	—
BlackRock Inc.	88,459	4,680		(5,639)	87,500	41,063,750	294,410		221,275	3,533,815

						$642,759,822	$966,740		$216,891	$3,590,851

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini	144	09/20/19	$21,198	$290,372
S&P MidCap 400 E-Mini	9	09/20/19	1,755	26,316

				$316,688

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$20,231,805,074	$—	$—	$20,231,805,074
Money Market Funds	601,696,072	—	—	601,696,072
Liabilities
Common Stocks	(4,857)	—	—	(4,857)

	$20,833,496,289	$—	$—	$20,833,496,289

Derivative financial instruments(a)
Assets
Futures Contracts	$316,688	$—	$—	$316,688

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell 1000 ETF

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust